Restructuring - Restructuring Expenses (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Restructuring
Employee-related restructuring expenses		€ 180	€ 33	€ 610
Onerous contract-related restructuring expenses		2	(5)	11
Restructuring expenses	$ 219	€ 182	€ 28	€ 621